Consolidated Statements of Comprehensive Loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Loss for the year	€ (239,751)	€ (76,452)	€ (135,657)
Items that may be subsequently reclassified to profit or loss
- Currency translation differences, net of tax	(1,616)	(7,612)	6,671
Items that will not be subsequently reclassified to profit or loss
- Employee benefit obligations: change in value resulting from actuarial gains/(losses), net of tax	1,813	(438)	(307)
Total comprehensive loss for the year	(239,554)	(84,502)	(129,293)
Attributable to:
- Owners of the Company	(218,040)	(72,114)	(106,049)
- Non-controlling interests	€ (21,514)	€ (12,388)	€ (23,244)